Commitments and Contingencies - Narrative (Details)	12 Months Ended
Dec. 31, 2022
Minimum
Other Commitments [Line Items]
Remaining term of conditional commitment	1 month
Maximum
Other Commitments [Line Items]
Remaining term of conditional commitment	5 years